UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D/A

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the distribution period from

January 15, 2007 to February 15, 2007

Commission File Number of issuing entity: 333-130966-01

JOHN DEERE OWNER TRUST 2006

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-130966

JOHN DEERE RECEIVABLES, INC.

(Exact name of depositor as specified in its charter)

JOHN DEERE CAPITAL CORPORATION

(Exact name of sponsor as specified in its charter)

Delaware
(State or other jurisdiction of incorporation or organization of the issuing entity)

36-6840001

(I.R.S. Employer Identification No.)

c/o John Deere Capital Corporation
Suite 600
1 East First Street
Reno, Nevada	89501
(Address of principal executive offices of the issuing entity)	(Zip Code)

(775) 786-5527

(Telephone number, including area code)

N/A

(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If section 12(b)
Class A-1 5.36417% Asset Backed Notes			X
Class A-2 5.41% Asset Backed Notes			X
Class A-3 5.38% Asset Backed Notes			X
Class A-4 5.39% Asset Backed Notes			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes  ☒   No  ☐

This 10-D/A is filed solely to amend the distribution period that appears on the cover page of the Form 10-D of John Deere Owner Trust 2006 filed on February 20, 2007 (“Form 10-D”).  The cover page of this Form 10-D/A contains the correct distribution period which is from January 15, 2007 to February 15, 2007.  All other information previously filed on the Form 10-D is correct.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

JOHN DEERE RECEIVABLES, INC.
(Depositor)

Date: February 22, 2007	By:	/s/ Marc A. Howze
		Name:	Marc A. Howze
		Title	Secretary